Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

20. Subsequent Events

i)                               On March 14, 2014, the Company entered into a series of agreements with Weibo with respect to various ongoing relationships, including a master transaction agreement, a transitional service agreement, a non-competition agreement and a sales and marketing services agreement.

ii)                            On March 14, 2014, the Company received a written notice from Alibaba confirming its intent to fully exercise its option to increase its ownership in Weibo to 30% on a fully diluted basis upon Weibo’s initial public offering (IPO).

iii)                         On March 28, 2014, Weibo shareholders adopted the 2014 Share Incentive Plan (‘the 2014 Plan’). Initially, the 2014 Plan shall be funded by the remaining 5,647,872 shares from the 2010 Share Incentive Plan. On January 1, 2015, shares in the 2014 Plan will be allowed a one-time increase in an amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Weibo intends to use such share incentive plan, which has a term of ten years, to continue to attract and retain employee talent.

iv)                        On March 28, 2014, Weibo shareholders adopted the second amended and restated memorandum and articles of association, which became effective immediately prior to Weibo’s IPO on April 17, 2014. The second amended and restated memorandum and articles of association include a dual-class voting structure, whereby Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which SINA holds, are entitled to three votes per share.

v)                           On April 11, 2014, the board of directors of the Company has approved a new share repurchase program whereby the Company is authorized to repurchase its own ordinary shares with an aggregate value of up to US$500 million.

vi)                        On April 17, 2014, Weibo, a subsidiary of the Company, completed its initial public offering on NASDAQ with the new issuance of 16,800,000 Class A ordinary shares and all of Weibo’s outstanding preferred shares automatically converted into 30,046,154 Class A ordinary shares immediately upon the completion of its offering. On April 22, 2014, Weibo issued an additional 2,520,000 Class A ordinary shares arising from the exercise of green shoe. From these transactions, Weibo received a net proceed of $306.5 million.

vii)                     Weibo offered a total of 19,320,000 Weibo ADSs, representing 19,320,000 Class A ordinary shares, in connection with its initial public offering, of which 6,000,000 ADSs were allotted to Ali WB Investment Holding Ltd., or Ali WB, a wholly owned subsidiary of Alibaba.  Concurrently with the initial public offering, Ali WB acquired an additional 2.9 million Class A ordinary shares of Weibo in a private placement and 21.1 million Class A ordinary shares from the Company.  Subsequent to the initial public offering, Weibo repurchased 2.9 million ordinary shares from the Company with the proceed from the issuance of ordinary shares to Ali WB in the private placement. Following these transactions, the Company remained the majority shareholder of Weibo, holding 58% of Weibo’s total outstanding shares, and Ali WB remained the second largest shareholder holding 32% of Weibo’s total outstanding shares.

viii)                  In April 2014, the Company received three notices from Beijing Municipal Cultural Market Administrative Law Enforcement Unit concerning alleged violations of PRC regulations on the Company’s distribution of certain unhealthy and indecent literary content on its online reading channel book.sina.com.cn and certain unhealthy and indecent video content uploaded by users on its website www.sina.com.cn.  The Company was informed that as administrative penalties for these violations, the State Administration of Press, Publication, Radio, Film and Television proposes to revoke the Company’s Internet Publication License and the License for Online Transmission of Audio-Visual Programs, and Beijing Municipal Cultural Market Administrative Law Enforcement Unit proposes to impose an administrative fine for these violations. If the Company’s Internet Publication License and the License for Online Transmission of Audio-Visual Programs are determined to be revoked, its online reading, video and related businesses may be adversely affected, which will have a material adverse impact on the Company’s results of operations. The authority also determined that the revenues derived from the alleged violation relating to the reading channel was RMB508,581 ($82,029). In accordance with relevant law, the administrative fine is expected to be five to ten times of revenues derived from the alleged violation.